May 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Zurich American Life Insurance Company

ZALICO Variable Annuity Separate Account

Filing Pursuant to Rule 497(j)

File Nos. 333-22375 and 811-03199

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of Prospectus and Statement of Additional Information being used in connection with the “ZALICO Scudder Destinations Annuity and the Farmers Variable Annuity I” Annuity contract that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the Post-Effective Amendment No. 38 for the ZALICO Variable Annuity Separate Account as filed electronically with the Commission on April 26, 2024.

If you have any questions or comments regarding this filing, please contact the undersigned at (847) 330-1153. Very truly yours,

Stanislav Sukhorukov